Organization and Principal Activities - Assets and Liabilities of VIEs and its Subsidiaries and Group's taken as Whole (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Variable Interest Entity [Line Items]
Cash and cash equivalents	¥ 504,108	$ 77,258	¥ 972,438	¥ 940,298
Restricted cash	70,601	10,820	30,567	¥ 29,550
Short-term deposits			60,000
Short-term investments	696,051	106,674	316,201
Accounts and notes receivable from third parties (net of allowance of RMB2,006 and RMB9,246 as of December 31, 2019 and 2020, respectively)	427,352	65,495	316,189
Other receivables from related parties (net of allowance of nil and RMB9 as of December 31, 2019 and 2020, respectively)	88,038	13,492	23,944
Inventories	439,375	67,337	418,015
Prepaid expenses and other current assets	87,280	13,377	62,314
Long-term deposits due within one year	10,000	1,533
Total current assets	2,931,899	449,334	2,907,615
Property, plant and equipment, net	72,436	11,101	67,293
Intangible assets, net	7,681	1,177	4,357
Prepaid expenses and other non-current assets	19,803	3,035	11,170
Right-of-use assets, net	20,529	3,146	19,762
Long-term deposits	50,000	7,663
Total non-current assets	247,620	37,949	114,858
Total assets	3,179,519	487,283	3,022,473
Accounts and notes payable current	1,001,371	153,467	1,043,159
Advances from customers	112,613	17,259	103,150
Amounts due to related parties	124,192	19,033	25,106
Short-term borrowings			95,868
Income tax payables	50,962	7,810	33,522
Lease liabilities, current	9,481	1,453	6,993
Total current liabilities	1,634,107	250,438	1,632,840
Accrued expenses and other liabilities non current	3,400	521	1,795
Lease liabilities, non current	11,693	1,792	13,391
Total non-current liabilities	15,093	2,313	15,186
Total liabilities	1,649,200	$ 252,751	1,648,026
VIEs
Variable Interest Entity [Line Items]
Cash and cash equivalents	338,748		802,580
Restricted cash	70,551		30,567
Short-term deposits			60,000
Short-term investments	579,457		141,189
Accounts and notes receivable from third parties (net of allowance of RMB2,006 and RMB9,246 as of December 31, 2019 and 2020, respectively)	412,118		316,189
Accounts receivable from a related party (net of allowance of nil and RMB61 as of December 31, 2019 and 2020, respectively)	609,094		707,947
Other receivables from related parties (net of allowance of nil and RMB9 as of December 31, 2019 and 2020, respectively)	88,038		23,944
Inventories	392,574		418,015
Prepaid expenses and other current assets	69,583		61,031
Long-term deposits due within one year	10,000
Total current assets	2,570,163		2,561,462
Property, plant and equipment, net	61,895		67,293
Deferred tax assets	14,189		12,276
Intangible assets, net	5,781		4,357
Prepaid expenses and other non-current assets	13,507		11,170
Right-of-use assets, net	12,397		19,593
Long-term deposits	50,000
Total non-current assets	157,769		114,689
Total assets	2,727,932		2,676,151
Accounts and notes payable current	860,454		1,043,159
Advances from customers	109,162		103,150
Amounts due to related parties	124,192		25,106
Accrued expenses and other liabilities	331,312		308,228
Short-term borrowings			95,868
Income tax payables	47,242		33,522
Lease liabilities, current	6,333		6,802
Total current liabilities	1,478,695		1,615,835
Accrued expenses and other liabilities non current	3,400		1,795
Lease liabilities, non current	6,484		13,391
Total non-current liabilities	9,884		15,186
Total liabilities	¥ 1,488,579		¥ 1,631,021